FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Foreign currency risk (Details) - Foreign Currency Risk € in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 EUR (€)
Credit-risk rating
Impact on profit or loss from change in functional currency	¥ 9,419	$ 744	$ (1,857)	€ 3,584	¥ 2,563	$ 2,520	$ (424)	€ 26,464
EUR
Credit-risk rating
Impact on profit or loss from change in functional currency	27,201	2,685	(55)		5,010	3,597
CNY
Credit-risk rating
Impact on profit or loss from change in functional currency		(1,262)	(2,071)	13,120		$ (1,077)	$ (424)	27,217
USD
Credit-risk rating
Impact on profit or loss from change in functional currency	(969)			(876)				17
TWD
Credit-risk rating
Impact on profit or loss from change in functional currency	(28)	61	$ 269	1,262	(238)			1,481
HKD
Credit-risk rating
Impact on profit or loss from change in functional currency	(17,794)	(585)		(6,887)	¥ (2,209)			2,026
KRW
Credit-risk rating
Impact on profit or loss from change in functional currency	¥ 1,009	$ (154)		(2,658)				€ (4,276)
MYR
Credit-risk rating
Impact on profit or loss from change in functional currency				€ (378)